Earnings Per Share - Schedule of Earnings per share (Details) - KZT (₸) ₸ / shares in Units, ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net income attributable to the shareholders of the Company	₸ 1,039,739	₸ 841,351	₸ 585,026
Weighted average number of common shares for basic earnings per share	189,832,053	189,859,971	191,725,280
Weighted average number of common shares for diluted earnings per share	191,430,283	192,062,409	193,991,446
Earnings per share - basic (KZT)	₸ 5,477	₸ 4,431	₸ 3,051
Earnings per share - diluted (KZT)	₸ 5,431	₸ 4,381	₸ 3,016